Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Recurring fair value measurements
The following table presents information about the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 and 2017 and their classification within the fair value hierarchy. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$4,783,579	$—	$4,783,579
Mortgage loans held for sale	—	107,734	—	107,734
Mortgage loans held for investment, at fair value option	—	—	3,143	3,143
Derivative instruments	—	27,048	—	27,048
Total	$—	$4,918,361	$3,143	$4,921,504
Liabilities
Derivative instruments	$—	$22,124	$—	$22,124
Total	$—	$22,124	$—	$22,124

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$4,590,062	$—	$4,590,062
Mortgage loans held for sale	—	134,916	—	134,916
Mortgage loans held for investment, at fair value option	—	—	14,953	14,953
Derivative instruments	—	31,265	—	31,265
Total	$—	$4,756,243	$14,953	$4,771,196
Liabilities
Derivative instruments	$—	$25,154	$—	$25,154
Total	$—	$25,154	$—	$25,154

During 2018 and 2017, there were no transfers between the Level 1 and Level 2 fair value categories.
Non-recurring fair value measurements
The Company holds certain assets that are measured at fair value, but only in certain circumstances, such as impairment. The following table presents information about the Company's assets that are measured at fair value and still held as of December 31, 2018 and 2017 for which a non-recurring fair value adjustment was recorded during the years then ended. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2018
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Impaired loans	$—	$—	$65,914	$65,914
OREO, net	—	—	6,433	6,433
Total	$—	$—	$72,347	$72,347

	December 31, 2017
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Impaired loans	$—	$—	$71,210	$71,210
OREO, net	—	—	7,748	7,748
Total	$—	$—	$78,958	$78,958

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the business combinations disclosed in Note 3, Acquisition Activity. These assets and liabilities were recorded at their fair value upon acquisition in accordance with U.S. GAAP and were not re-measured during the periods presented unless specifically required by U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, deposits, property, and equipment) or Level 3 fair value measurements (loans, core deposit intangible assets, and debt). Refer to Note 3, Acquisition Activity, for further detail.
The Company did not record any liabilities at fair value for which measurement of the fair value was made on a non-recurring basis as of December 31, 2018 and 2017.
Fair value option
The Company has elected the fair value option for originated residential mortgage loans held for sale, which allows for a more effective offset of the changes in fair values of the loans and the derivative instruments used to hedge them without the burden of complying with the requirements for hedge accounting. The Company also has a portion of mortgage loans held for investment for which the fair value option was elected upon origination and continue to be accounted for at fair value at December 31, 2018 and 2017, respectively.
The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale and mortgage loans held for investment measured at fair value:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$107,734	$104,345	$3,389	$134,916	$131,276	$3,640
Mortgage loans held for investment, at fair value	3,143	3,595	(452)	14,953	16,306	(1,353)

Interest income on mortgage loans held for sale and mortgage loans held for investment at fair value option is recognized based on contractual rates and is reflected in interest income on loans held for sale in the consolidated statements of comprehensive income. The following table details net gains (losses) resulting from the change in fair value of loans that were recorded in mortgage income in the consolidated statements of comprehensive income for the years ended December 31, 2018, 2017 and 2016. The changes in fair value are mostly offset by economic hedging activities, with an insignificant portion of these changes attributable to changes in instrument-specific credit risk.

	Net Gains (Losses) Resulting From Changes in Fair Value
	For the Years Ended December 31,
(Dollars in thousands)	2018	2017	2016
Fair value option
Mortgage loans held for sale, at fair value	$(251)	$944	$(2,512)
Mortgage loans held for investment, at fair value	(1,542)	(204)	(1,149)